Decommissioning Liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Decommissioning Liabilities [Abstract]
Schedule of Reconciliation of the Decommissioning Liabilities
As at	June 30, 2026	December 31, 2025
Balance, beginning of period	$19,922	$17,444
Liabilities incurred	208	134
Change in estimates	-	1,645
Decommissioning costs incurred	(134)	(1,133)
Accretion expense	996	1,832
Transferred to liabilities associated with assets held for sale (note 3)	(2,932)	-
Balance, end of period	$18,060	$19,922